Property, Plant and Equipment - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Reduction In Recoverable amount
Long term forecast copper price per pound	3.43
Percent of total recoverable amount	8.00%
Long term forecast gold price per ounce	1,601
Increase percentage of copper and gold prices	19.00%
Fair value estimate changes
Fair value estimate changes
Copper [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fair value estimate changes, Rate	5.00%
Fair value estimate changes, Rate	5.00%
Gold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fair value estimate changes, Rate	5.00%
Fair value estimate changes, Rate	5.00%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	1.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Post-tax real discount rate	9.00%